LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED MARCH 1, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

Effective March 1, 2022, Jacqueline Kenney (formerly known as Jacqueline Hurley) is no longer a portfolio manager for each fund listed in Schedule A (each, a “Fund”). All references to Jacqueline Kenney in each Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety. Jacqueline Kenney will continue as a portfolio manager for Franklin Templeton Investment Solutions on a number of multi-asset strategy portfolios domiciled in the United States and Europe.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Franklin Global Market Neutral Fund	January 28, 2022
Franklin U.S. Small Cap Equity Fund	May 1, 2021

LEGG MASON PARTNERS INVESTMENT TRUST

Franklin Global Dividend Fund	January 28, 2022

Please retain this supplement for future reference.

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